Average Annual Total Returns - PGIM Jennison Global Opportunities Fund	A One Year	A Five Years	A Ten Years	A SinceInception	A InceptionDate	C One Year	C Five Years	C Ten Years	C SinceInception	C InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z SinceInception	Z InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R2 One Year	R2 Five Years	R2 Ten Years	R2 SinceInception	R2 InceptionDate	One Year	Five Years	Ten Years	SinceInception		Return After Taxes on Distributions and Sale of Fund Shares One Year	Return After Taxes on Distributions and Sale of Fund Shares Five Years	Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Return After Taxes on Distributions and Sale of Fund Shares SinceInception
Total	64.59%	23.20%		18.37%	Mar. 14, 2012	71.71%	23.62%		18.20%	Mar. 14, 2012	74.60%	24.99%		22.40%	Dec. 22, 2014	74.44%	24.86%		19.39%	Mar. 14, 2012	73.81%			51.25%	Dec. 27, 2018	16.25%	12.26%		10.03%	[1]	44.51%	20.59%		16.60%

[1]	Since Inception returns for the Index are measured from the closest month-end to the inception date for Class A shares, Class C shares and Class Z shares.